Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Current assets:
Cash and cash equivalents	$ 418,783	$ 649,611
Short-term interest-bearing investments	100,433	329,997
Accounts receivable, net	971,502	865,068
Prepaid expenses and other current assets	229,999	203,810
Total current assets	1,720,717	2,048,486
Property and equipment, net	496,585	355,685
Goodwill	2,444,895	2,221,209
Intangible assets, net	265,249	177,326
Other noncurrent assets	420,369	476,674
Total assets	5,347,815	5,279,380
Current liabilities:
Accounts payable	194,738	126,414
Accrued expenses and other current liabilities	706,637	668,087
Accrued personnel costs	261,168	265,354
Deferred revenue	132,414	113,091
Total current liabilities	1,294,957	1,172,946
Deferred income taxes and taxes payable	224,572	219,417
Other noncurrent liabilities	336,244	312,947
Total liabilities	1,855,773	1,705,310
Amdocs Limited Shareholders' equity:
Preferred Shares - Authorized 25,000 shares; £0.01 par value; 0 shares issued and outstanding
Ordinary Shares - Authorized 700,000 shares; £0.01 par value; 275,896 and 273,773 issued and 140,177 and 144,391 outstanding, in 2018 and 2017, respectively	4,436	4,410
Additional paid-in capital	3,587,625	3,458,887
Treasury stock, at cost - 135,719 and 129,382 ordinary shares in 2018 and 2017, respectively	(4,784,352)	(4,365,124)
Accumulated other comprehensive (loss) income	(32,731)	18,790
Retained earnings	4,673,901	4,457,107
Total Amdocs Limited shareholders' equity	3,448,879	3,574,070
Noncontrolling interests	43,163
Total equity	3,492,042	3,574,070
Total liabilities and equity	$ 5,347,815	$ 5,279,380